EMPLOYEE POST-RETIREMENT BENEFITS - Savings, Payments, Future Benefits and Assumptions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other post-retirement benefit plans, Savings Plan and DC Plans
Company's expected funding contributions for savings plan and DC Plans	$ 70
Health care benefits
Assumed average annual rate of increase in the per capita cost of covered health care benefits	5.95%
Percentage level to which average annual rate was assumed to decrease	4.80%
Pension Benefit Plans
DB Plans
Company's expected funding contributions	$ 0
Estimated future benefit payments, which reflect expected future service
2024	204
2025	207
2026	211
2027	214
2028	216
2029 to 2033	$ 1,127
Weighted average actuarial assumptions adopted in measuring the benefit obligations
Discount rate	4.75%	5.15%
Rate of compensation increase	3.20%	3.30%
Weighted average actuarial assumptions adopted in measuring the net benefit plan costs
Discount rate	5.15%	3.05%	2.70%
Expected long-term rate of return on plan assets	6.45%	6.10%	6.15%
Rate of compensation increase	3.25%	3.00%	2.60%
Net benefit cost
Service cost	$ 93	$ 145	$ 171
Other components of net benefit cost
Interest cost	158	125	119
Expected return on plan assets	(234)	(239)	(234)
Amortization of actuarial loss	0	10	23
Amortization of regulatory asset	0	12	27
Curtailment gain	0	0	(5)
Settlement gain – AOCI	0	(2)	(2)
Other components of net benefit cost	(76)	(94)	(72)
Net Benefit Cost Recognized	17	51	99
Pre-tax amounts recognized in AOCI
Net loss	71	38	147
Pre-tax amounts recognized in OCI
Amortization of net gain (loss) from AOCI to net income	0	(10)	(23)
Curtailment	0	0	0
Settlement	0	2	2
Funded status adjustment	33	(101)	(190)
Total pre-tax amounts recognized in OCI	33	$ (109)	$ (211)
Other Post-Retirement Benefit Plans
DB Plans
Company's expected funding contributions	6
Estimated future benefit payments, which reflect expected future service
2024	23
2025	23
2026	23
2027	22
2028	22
2029 to 2033	$ 104
Weighted average actuarial assumptions adopted in measuring the benefit obligations
Discount rate	5.10%	5.45%
Rate of compensation increase	0.00%	0.00%
Weighted average actuarial assumptions adopted in measuring the net benefit plan costs
Discount rate	5.45%	3.10%	2.80%
Expected long-term rate of return on plan assets	4.50%	3.25%	3.00%
Rate of compensation increase	0.00%	0.00%	0.00%
Net benefit cost
Service cost	$ 3	$ 5	$ 6
Other components of net benefit cost
Interest cost	16	13	12
Expected return on plan assets	(16)	(14)	(13)
Amortization of actuarial loss	0	1	2
Amortization of regulatory asset	0	1	2
Curtailment gain	0	0	0
Settlement gain – AOCI	0	0	0
Other components of net benefit cost	0	1	3
Net Benefit Cost Recognized	3	6	9
Pre-tax amounts recognized in AOCI
Net loss	6	24	5
Pre-tax amounts recognized in OCI
Amortization of net gain (loss) from AOCI to net income	0	(1)	(2)
Curtailment	0	0	3
Settlement	0	0	0
Funded status adjustment	(18)	20	(18)
Total pre-tax amounts recognized in OCI	$ (18)	$ 19	$ (17)